(Variable Portfolio - Oppenheimer Commodity Strategy Fund)
Investment Objective
The Fund seeks total return, consisting of current income and capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension or retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Variable Portfolio - Oppenheimer Commodity Strategy Fund)	Class 1 Shares	Class 2 Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Variable Portfolio - Oppenheimer Commodity Strategy Fund)		Class 1 Shares	Class 2 Shares
Management fees		0.63%	0.63%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Other expenses	[1]	0.10%	0.10%
Total annual Fund operating expenses		0.73%	0.98%
[1]	Other expenses are based on estimated amounts for the Fund's current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class 1 or Class 2 shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

The example does not reflect the fees and expenses imposed under your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

Based on the assumptions listed above, your costs would be:

Expense Example (Variable Portfolio - Oppenheimer Commodity Strategy Fund) (USD $)	1 Year	3 Years
Class 1 Shares	75	233
Class 2 Shares	100	312

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund commenced operations on or following the date of this prospectus, the Fund's portfolio turnover rate is not available.

Principal Investment Strategies

The Fund is a diversified fund that, under normal market conditions, seeks to maintain substantial economic exposure to the performance of the commodities markets. The Fund mainly invests in a combination of commodity-linked derivatives and certain other types of derivative instruments as well as fixed-income securities issued by corporations and governments and their agencies.

The Fund's investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), is responsible for oversight of the Fund's subadviser, OppenheimerFunds, Inc. (OFI), which provides day-to-day portfolio management for the Fund. Oppenheimer Real Asset Management, Inc. (ORAMI and, together with OFI, Oppenheimer), a wholly-owned subsidiary of OFI, also provides advisory services to the Fund.

A derivative is an investment whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. A commodity-linked derivative is a derivative instrument the value of which is linked to the price movement of a commodity, commodity index, or commodity option or futures contract. Commodity-linked derivatives may include commodity-linked notes, swaps, futures and options. The value of some commodity-linked derivatives may produce leveraged exposure to the price movement to which they are linked, meaning that the gain or loss from the investment is based on a multiple of those price movements. The Fund's commodity-linked investments provide exposure to the investment returns of commodities markets without investing directly in physical commodities. The commodity-linked instruments in which the Fund invests may be linked to the price movements of: a physical commodity such as heating oil, livestock, or agricultural products; a commodity index such as the Dow Jones-UBS Commodity IndexSM (the Index); or some other readily measurable variable that reflects changes in the value of particular commodities or commodities markets. The Fund does not intend to invest more than 10% of its total assets, determined at the time of investment, in commodity-linked notes that mature in more than 19 months.

The Fund may also invest in other derivative instruments such as forwards, options, futures and swaps relating to debt securities, interest rates or currencies. It may do so to seek to increase its investment returns or to hedge against declines in the value of the Fund's other investments.

The fixed-income securities in which the Fund may invest may be of any maturity and include securities issued by corporations, the U.S. and foreign governments and their agencies, repurchase agreements, money market securities and affiliated and unaffiliated money market funds. The Fund may buy debt securities for liquidity purposes, for collateral management or to seek income or capital gains.

The Fund can invest in investment-grade securities and securities rated below investment-grade (commonly referred to as "high yield securities" or "junk bonds"). The Fund can invest up to 10% of its total assets in below-investment grade securities or in unrated securities determined by Columbia Management or Oppenheimer to be of comparable quality. The Fund may invest in U.S. or foreign securities, including derivative instruments that trade on U.S. or foreign exchanges or in the "over-the-counter" (OTC) market.

The Fund may invest in securities and instruments, including derivatives, indirectly through an offshore, wholly-owned subsidiary organized under the laws of the Cayman Islands (Subsidiary). The Subsidiary, which is managed by Columbia Management and subadvised by Oppenheimer, has substantially the same investment objective as the Fund and its investments are consistent with the Fund's investment restrictions. Generally, the Subsidiary will invest mainly in commodity-linked derivatives, including, but not limited to, commodity futures, options, swap contracts and exchange-traded funds related to gold or other special minerals. The Subsidiary may also make any other investments the Fund may make, including investments in fixed-income securities and other investments that serve as collateral for the Subsidiary's derivatives positions. Unlike the Fund (which is subject to limitations under U.S. federal tax laws), the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Fund and its Subsidiary will comply on a consolidated basis with asset coverage and segregation requirements. The Fund may invest up to 25% of its total assets in the Subsidiary.

In selecting investments for the Fund's portfolio, Oppenheimer allocates the Fund's commodity-linked investments among a variety of different commodity sectors, generally based on the weightings of the components of the Index. The Fund is not an "index" fund, however, and its investment allocations and performance will usually differ from the weightings and performance of the Index. The Fund's portfolio managers currently focus on the following inter-related components, which may vary in particular cases and may change over time:

  Commodities Selection. The portfolio managers use a model-driven approach combined with their own analysis and judgment to try to identify investment opportunities. Oppenheimer's proprietary models incorporate both fundamental and technical factors intended to identify market mispricings for individual commodities or sectors and catalysts that may potentially eliminate those particular mispricings.

  Form of Investment. The portfolio managers also consider which instrument or form of investment is best suited to provide the desired commodities exposure. The Fund might enter into an investment directly or it might invest up to 25% of its total assets indirectly through its Subsidiary.

  Collateral Management. The portfolio managers use a team approach to construct a portfolio of fixed-income securities to provide collateral for derivatives positions, liquidity and income.

  Performance and Portfolio Risk Monitoring. The portfolio managers monitor the performance and risks of the Fund's investments on an ongoing basis.

The Fund will seek to maintain notional exposure of at least 25% of its total assets in securities and derivatives linked to the energy, agriculture, livestock, industrial metals, and precious metals sectors as a group. However, the Fund will not concentrate more than 25% of its total assets in issuers in any one industry. At times the Fund may emphasize investments in some industries more than others. The individual commodity components of the Index will be considered separate industries for this purpose.

Principal Risks

  Investment Strategy Risk – There is no assurance that the Fund will achieve its investment objective. Investment decisions and strategies may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, commodity investments tend to have greater price volatility than debt securities.

  Commodity-Related Investment Risk — The value of commodities investments will generally be affected by overall market movements, commodity index volatility and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, livestock disease, changes in storage costs, and economic health, political, international regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Price movements in the commodities market may be speculative. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. Subsidiaries making commodity-related investments will not be subject to U.S. laws (including securities laws) and their protections. Further, they will be subject to the laws of a foreign jurisdiction, and may be adversely affected by developments in that jurisdiction.

  Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Currency Risk – Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Derivatives Risk – Forward Rate Agreements – Under forward rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. The Fund may act as a buyer or a seller.

  Derivatives Risk – Futures Contracts - The Fund may buy or sell futures. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

  Derivatives Risk – Interest Rate Swaps - The Fund may enter into interest rate swap agreements to seek to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk that a counterparty becomes bankrupt or otherwise fails to perform its obligations, may be difficult to value and may not be possible for the Fund to liquidate at an advantageous time or price, which may result in significant losses.

  Derivatives Risk – Options – The Fund may buy and sell call and put options, including options on currencies, interest rates and swap agreements (commonly referred to as swaptions), for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are theoretically unlimited.

  Derivatives Risk – Total Return Swaps - In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to counterparty credit risk, may be difficult to value, and may not be possible to liquidate at an advantageous time or price, which may result in significant losses.

  Derivatives Risk — Credit Default Swaps – The Fund may enter into credit default swaps for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer's failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the Fund to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument, and pricing risk (i.e., swaps may be difficult to value). In addition, it may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

  Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  U.S. Government Obligations Risk – While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change. See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the Statement of Additional Information for more information.

  Credit Risk – Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Liquidity Risk – Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Leverage Risk – Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's net asset value (NAV) even greater and thus result in increased volatility of returns. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.

  Geographic Concentration Risk – The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

  Quantitative Model Risk – The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Investment Manager's or a sub-adviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Investment Manager or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

  Investing in Other Funds Risk – The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds, including exchange-traded funds, in which the Fund invests. The performance of the funds in which the Fund invests could be adversely affected if other entities that invest in the same funds make relatively large investments or redemptions in the funds. In addition, because the expenses and costs of the funds are shared by investors in the underlying fund, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. If a fund pays fees to the Investment Manager or a subadviser (if any) or their respective affiliates, this could result in the Investment Manager or the subadviser having a potential conflict of interest in selecting the funds in which the Fund invests or in determining the percentage of the Fund's investments allocated to each fund. There are also circumstances in which the fiduciary duties of the Investment Manager or a subadviser (if any) to the Fund may conflict with its fiduciary duties to the underlying funds for which it serves as investment manager.

  Gold ETF and Mining Securities Risk - Shares of exchange-traded funds related to gold or other special minerals (Gold ETFs) generally represent units of fractional undivided beneficial interests in a trust. The shares are intended to reflect the performance of the price of gold bullion. Because a Gold ETF has operating expenses and transaction and other costs (including storage and insurance costs) while the price of gold bullion does not, a Gold ETF will sell gold from time to time to pay expenses. This will reduce the amount of gold represented by each Gold ETF share, irrespective of whether the trading price of the shares rises or falls in response to changes in the price of gold. An investment in a Gold ETF is subject to all of the risks of investing directly in gold bullion and mining securities. In addition, the market value of the shares of the Gold ETF may differ from their net asset value because the supply and demand in the market for shares of the Gold ETF at any point in time is not always identical to the supply and demand in the market for the underlying assets. Under certain circumstance, a Gold ETF could be terminated. Should termination occur, the Gold ETF could have to liquidate its holding at a time when the price of gold is falling. The Fund may invest directly in, or indirectly through the Subsidiary or by means of derivative instruments, securities issued by companies that are involved in mining or processing or dealing in gold or other metals or minerals. These securities are described as "Mining Securities." Investments in Mining Securities and Gold ETFs involve additional risks and considerations not typically associated with other types of investments: (1) the risk of substantial price fluctuations of gold and precious metals; (2) the concentration of gold supply is mainly in five territories (South Africa, Australia, the Commonwealth of Independent States (the former Soviet Union), Canada and the United States), and the prevailing economic and political conditions of these countries may have a direct effect on the production and marketing of gold and sales of central bank gold holdings; (3) unpredictable international monetary policies, economic and political conditions; and (4) possible U.S. Governmental regulation of gold and precious metals, as well as foreign regulation of such investments.

  Risk of Investing in Wholly-Owned Subsidiary - By investing in one or more wholly-owned subsidiaries organized under the laws of the Cayman Islands (any such subsidiary, the Subsidiary), the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Investment Manager and subadvised by a Subadviser. The Fund's Board of Trustees oversees the investment activities of the Fund, including its investment in a Subsidiary, and the Fund's role as sole shareholder of the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and SAI and could adversely affect the Fund and its shareholders.

  Tax Risk —As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The Fund generally intends to gain exposure to the commodities markets through investments that give rise to qualifying income, by investing directly in commodity-linked instruments that the Fund believes give rise to qualifying income, or indirectly through its investments in the Subsidiary, which, in turn, would invest in commodities or commodity-linked instruments. The Subsidiary intends to operate in such a manner that the 90% gross income requirement in respect of the Fund is satisfied. The Fund must also meet certain asset diversification requirements in order to qualify as a regulated investment company, including investing no more than 25% of its total assets in the Subsidiary as of the end of each quarter of its taxable year. If the Fund does not appropriately limit its commodity-linked investments, including its investments in the Subsidiary, or if such investments are recharacterized for U.S. federal income tax purposes, the Fund may be unable to qualify as a regulated investment company for one or more years, which would adversely affect the value of the Fund and the favorable tax treatment of Contracts funded by the Fund. In this event, the Fund's Board of Trustees may authorize a significant change in investment strategy or the Fund's liquidation. See Distributions and Taxes for more information about the Fund's status as a regulated investment company and the tax treatment of Contracts investing in the Fund through a separate account.

  Prepayment and Extension Risk — Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

Performance Information

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available, the Fund intends to compare its performance to the performance of the Dow Jones-UBS Commodity IndexSM, which is an unmanaged index that aims to track commodity markets by providing a broadly diversified representation of commodities as an asset class. The index is made up of exchange-traded futures on physical commodities, which are weighted to account for economic significance and market liquidity.